SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cash held in checking accounts	$ 164,466	$ 46,105
Bank deposits with maturities of three months or less	$ 12,757	$ 48,000
Short-term bank deposits weighted average rates	5.71%	4.84%
Concentration risk, revenue	10%
Foreign currency contracts designated as hedging instruments	$ 26,794	$ 50,298
Unbilled trade receivables	4,515	4,084
Impairment of intangibles	$ 300	2,246
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap:OperatingCostsAndExpenses
Percentage of monthly salary deposit to insurance funds	8.33%
Severance expense	$ 3,250	3,967	$ 3,490
Employee contributions, matching percentage	100.00%
Employee contributions maximum limit percentage	5.00%
Contribution expenses	$ 2,087	2,211
Recognize revenue, amount	106,267	82,080
Non-cancellable performance obligations	384,444
Expected recognize revenue	$ 214,956
Percentage of performance obligation recognized in next 12 months	56.00%
Costs of development of software programs	$ 4,071	4,955	3,912
Advertising expenses	11,987	15,168	$ 18,658
Operating lease right-of-use assets	$ 12,005	$ 7,003